Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Selected Quarterly Financial Data (Unaudited)
Schedule summarizes our unaudited quarterly operating results
Year Ended December 31, 2015	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$119,638	$133,306	$136,936	$151,463
Operating income	23,707	33,773	4,128	34,916
Income (loss) from continuing operations(1)(2)	3,635	7,780	(7,294)	9,183
Net income (loss)(1)(2)(3)	4,194	7,780	(7,294)	9,183
Earnings (loss) per share from continuing operations—Basic	$0.04	$0.10	$(0.09)	$0.12
Earnings (loss) per share from continuing operations—Diluted	$0.04	$0.10	$(0.09)	$0.12
Earnings per share from discontinued operations(3)	$0.01	—	—	—
Total earnings (loss) per share—Basic	$0.05	$0.10	$(0.09)	$0.12
Total earnings (loss) per share—Diluted	$0.05	$0.10	$(0.09)	$0.12

Year Ended December 31, 2014	First Quarter(4)	Second Quarter(4)	Third Quarter	Fourth Quarter
Revenue	$83,691	$108,294	$126,622	$122,765
Operating income (loss)(5)	17,023	27,726	33,128	(47,680)
Income (loss) from continuing operations(6)	(341)	3,949	9,534	(38,967)
Net income (loss)	(341)	3,949	9,534	(38,967)
Earnings (loss) per share—Basic	$(0.01)	$0.06	$0.12	$(0.50)
Earnings (loss) per share—Diluted	$(0.01)	$0.06	$0.12	$(0.50)
(1)	During the second quarter 2015, as a result of repricing our May 2014 First Lien, we recorded a loss on extinguishment of debt of $4,084 (see Note 9).

(2)	As a result of our rebranding in September 2015, as discussed in Note 1, we recorded an impairment of intangible assets of $27,826 related to our trademarks (see Note 6).

(3)

During the first quarter 2015, we received payment on a $900 note receivable related to a business that was disposed of in 2012. Since the date of sale, we had elected to fully reserve the note receivable as the collectability was determined to be uncertain. This collection of the note receivable resulted in a gain on discontinued operations, net of tax, of $559 (see Note 20).

(4)

On May 14, 2014, we merged with iHT (see Note 1). The results of operations for iHT are included in our consolidated financial statements as of and since May 14, 2014. Accordingly, comparability to other periods presented is impacted by the timing of the Connolly iHealth Merger.

(5)

During the fourth quarter 2014, we recognized a $74,034 impairment of intangible assets related to our CMS customer relationship (see Note 6). Based on the facts and circumstances surrounding our Medicare RAC contract, including continued delays with the contract renewal process, as well as scope reductions that have resulted in a decrease to future revenue projections (see Note 8), the decrease in the estimated fair value of the customer relationship intangible asset associated with the Medicare RAC contract resulted in this impairment.

(6)

During the first quarter 2014, as a result of entering into the January 2014 Credit Agreement, we recognized a loss on extinguishment of debt totaling $11,669. During the second quarter 2014, as a result of entering in the May 2014 Credit Agreements, we recognized a loss on extinguishment of debt totaling $9,855 (see Note 9).